Statements of Cash Flows - USD ($)	6 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (135,834)	$ (4,317)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Inventory	(132,005)	(17,697)
Derivative liability	50,669
Debt discount	868
Loan from shareholder and related party	9,000	11,900
Accounts payable		(2,350)
Convertible loans	135,000
Repayment of convertible loans	(47,004)
Accrued interest on convertible loans	8,818
Repayment of interest convertible loans	(1,063)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	24,283	(12,464)
CASH FLOWS FROM FINANCING ACTIVITIES
Issue of common stock	10,267
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,267
Net increase(decrease) in cash for the period	(101,284)	(12,464)
Cash at the beginning of the period	115,738	58,137
CASH AT END OF PERIOD	14,454	45,673
Cash paid during year for :
Interest	8,818
Income Taxes
Non-cash transactions
Common shares issued to pay principal on converted notes	$ 7,266